RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Grower Advances (Details) - USD ($) $ in Thousands	May 23, 2022	Sep. 30, 2025	Dec. 31, 2024
Short-Term
Allowances for advances to growers and suppliers		$ (34,496)	$ (29,304)
Grower advance receivables, net of allowances for credit losses of $34,496 and $29,304, respectively		166,634	104,956
Long-Term
Net advances to growers and suppliers		20,758	20,809
Minimum
Long-Term
Term of supply agreement	1 year
Secured advances
Short-Term
Gross advances to growers and suppliers		119,531	54,864
Allowances for advances to growers and suppliers		(13,253)	(13,217)
Long-Term
Gross advances to growers and suppliers		21,093	22,762
Allowance for advances to growers and suppliers		(2,278)	(3,282)
Unsecured advances
Short-Term
Gross advances to growers and suppliers		81,599	79,396
Allowances for advances to growers and suppliers		(21,243)	(16,087)
Long-Term
Gross advances to growers and suppliers		6,514	5,792
Allowance for advances to growers and suppliers		$ (4,571)	$ (4,463)